Operating Leases - Summary of Maturity of Lease Liability (Detail) $ in Thousands	Dec. 31, 2022 USD ($)
Leases [Abstract]
2023	$ 3,526
2024	2,192
2025	885
2026	232
2027	0
Thereafter	0
Total minimum lease payments	6,835
Less: Imputed interest	(89)
Present value of lease liabilities	$ 6,746